Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net loss	$ (1,828,573)	$ (200,850)
Adjustments for non-cash items:
Depreciation and amortization	199,096	197,408
Unrealized foreign exchange gain	(49,319)	(3,167)
Deferred tax benefit	(64,165)	(94,255)
Interest expense, net	25,393	81,494
Share based compensation	45,248	92,830
Other income, net	(40,559)	(166,818)
Impairment expense on goodwill and intangible assets	1,886,223	324,145
Allowance for credit losses	24,792	13,611
Loss / (gain) on disposal of subsidiary and other assets, net	1,359	(28)
Non-cash lease expense	5,505	7,192
Movements in working capital:
Accounts receivable, net	(24,046)	(26,862)
Prepaid expenses, other current assets, and related party receivables	(21,772)	(8,969)
Settlement receivables, net	(10,581)	60,542
Accounts payable, other liabilities, and related party payables	29,194	(6,850)
Funds payable and amounts due to customers	1,210,744	(176,091)
Income tax payable	(15,320)	(732)
Net cash flows from operating activities	1,373,219	92,600
Cash flows in investing activities
Purchase of property, plant & equipment	(2,637)	(4,452)
Purchase of merchant portfolios	(38,347)	(48,533)
Purchase of other intangible assets	(67,056)	(57,083)
Acquisition of business, net of cash acquired	(424,722)	(119,177)
Net cash outflow on disposal of subsidiary	(826)	0
Net cash flows used in investing activities	(533,588)	(229,245)
Cash flows from financing activities
Cash settled equity awards	(154)	0
Proceeds from exercise of warrants	3	0
Net cash inflow from reorganization and recapitalization		1,167,874
Payment of equity issuance costs		(151,455)
Repurchase of loan notes	(31,365)
Proceeds from loans and borrowings	86,246	2,241,081
Repayment of loans and borrowings	(130,672)	(3,295,658)
Payment of debt issuance costs	(6,261)	(5,930)
Payments under derivative financial instruments, net	(1,305)	(48,457)
Cash outflow on foreign exchange forward contract		(6,504)
Proceeds under line of credit	571,600	450,000
Repayments under line of credit	(565,600)	(450,000)
Contingent consideration received	2,621	7,942
Contingent and deferred consideration paid	(16,717)	(4,497)
Net cash flows used in financing activities	(91,604)	(95,604)
Effect of foreign exchange rate changes	(284,334)	(67,535)
Decrease / (Increase) in cash and cash equivalents, including customer accounts and other restricted cash during the period	463,693	(299,784)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,971,718	1,763,852
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	2,435,411	1,464,068
Supplemental cash flow disclosures:
Cash paid for interest	63,620	62,797
Cash paid for Income taxes, net	26,737	28,882
Cash and cash equivalents	220,191	262,267
Customer accounts and other restricted cash, net	2,215,220	1,201,801
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 2,435,411	$ 1,464,068